Basis of presentation	12 Months Ended
Mar. 25, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:

These consolidated financial statements, which include the accounts of the Canadian parent company Birks Group Inc. and its wholly owned subsidiary, Mayor’s Jewelers, Inc. (“Mayors”), are reported in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes.

The most significant estimates and judgments include assessing the valuation of inventories, accounts receivable, deferred tax assets, the recoverability of long-lived assets and the substantial doubt assessment of the going concern assumption. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Future operations

These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s ability to fund its operations and meet its cash flow requirements in order to fund its operations is dependent upon its ability to maintain profitable operations as well as specified excess availability levels under its senior secured revolving credit facility and its senior secured term loan, and adhering to certain financial covenants described in note 7.

The Company reported net income of $4.9 million and $5.4 million for fiscal 2017 and fiscal 2016, respectively. In fiscal 2015, the Company incurred a net loss of $8.6 million. Maintenance of sufficient availability of funding through an adequate amount of committed financing is necessary for the Company to fund its day-to-day operations. The Company’s ability to make scheduled payments of principal, or to pay the interest or additional interest, if any, or to fund planned capital expenditures and store operations will depend on its ability to maintain adequate levels of available borrowing and its future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control. Approximately 27% of the Company’s store leases are renewable within two years. The Company’s capital expenditure requirements relating to renewing store leases is such that less than 23% of all store leases require capital expenditures in the next two years. The capital expenditures related to retail store locations in both Canada and the U.S. are estimated to be approximately $13.9 million over the next two years to remodel, relocate or open new stores. Of the $13.9 million, we estimate that $8.1 million will be spent in fiscal 2018 leaving the balance to fiscal 2019. The availability of financing will impact our ability to renew leases or enter into new ones, which can in turn, impact the number of retail locations we operate and the level of sales we generate in the future.

The Company funds its operation primarily through committed financings under its senior secured credit facilities and term loans. The Company’s ability to fund its operations and meet its cash flow requirements is dependent upon its ability to maintain positive excess availability of at least $6.0 million under the senior secured revolving credit facility ($8.0 million prior to December 21, 2016). As of March 25, 2017, the Company had approximately $70.4 million outstanding on the $110.0 million senior secured revolving credit facility. The Company’s excess borrowing capacity was $14.6 million as of March 25, 2017 and $16.2 million as of March 26, 2016. The Company had positive excess availability of at least $6.0 million throughout fiscal 2017. As the Company is forecasting to have excess availability of at least $6.0 million for at least the next twelve months, it does not expect that the minimum adjusted EBITDA financial covenant will have to be tested. The senior secured revolving credit facility along with the senior secured term loan are used to finance working capital, finance capital expenditures, provide liquidity to fund our day-to-day operations and for other general corporate purposes. In December 2016, the Company executed an amendment to the terms of its senior secured revolving credit facility to extend the maturity from August 22, 2017 to the earlier to occur of (a) December 21, 2021 and (b) the date that is 91 days prior to the maturity date then in effect with respect to the senior secured term loan debt. The Company also executed an amendment to the terms of its senior secured term loan to extend the maturity from August 22, 2018 to May 21, 2021.

As part of the amendments to the senior secured revolving credit facility and the senior secured term loan, the minimum excess availability levels required to be maintained by the Company has been reduced from $8.0 million to $6.0 million. The amendments to the senior secured revolving credit facility and the senior secured term loan also include a reduction to the minimum adjusted EBITDA levels and reduce the seasonal availability blocks imposed from December 20th to January 20th of each year from $12.5 million to $11.5 million and from January 21st to February 10th from $5.0 million to $4.0 million. Failure to meet the minimum adjusted EBITDA covenant (calculated on a twelve-month rolling basis as defined in the agreement) in the event that excess availability falls below $6.0 million for any five consecutive business days is considered an event of default under the amended agreements, that could result in the outstanding balances borrowed under the Company’s senior secured term loan and senior secured revolving credit facility becoming due immediately, which would result in cross defaults on the Company’s other borrowings.

In addition, our senior secured revolving credit facility administrative agent may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under our senior secured revolving credit facility (customary for asset-based loans) at their reasonable discretion to: i) ensure that we maintain adequate liquidity for the operation of our business, ii) cover any deterioration in the amount or value of the collateral, and iii) reflect impediments to the lenders to realize upon the collateral. There is no limit to the amount of discretionary reserves that the Company’s senior secured revolving credit facility administrative agent may impose at its reasonable discretion. No discretionary reserves were imposed during fiscal 2015, fiscal 2016 and fiscal 2017 by the Company’s senior secured revolving credit facility administrative agent. While the Company’s senior secured revolving credit facility lenders or their administrative agent have not historically imposed such a restriction, it is uncertain whether conditions could change and cause such a reserve to be imposed in the future. In addition, the value of the Company’s inventory and accounts receivables is periodically assessed by its senior secured lenders and based upon these reviews the Company’s borrowing capacity could be significantly increased or decreased. Another factor impacting the Company’s excess availability includes, among other things, changes in the U.S. and Canadian dollar exchange rate, which could increase or decrease the Company’s borrowing availability. As of March 25, 2017, every 100 basis point strengthening or weakening of the Canadian versus the U.S. dollar would cause an approximate $41,000 increase or decrease, respectively, in the amount of excess availability. The Company met its excess availability requirement as of March 25, 2017 and as of the date of its Form 20-F.

Both the Company’s senior secured revolving credit facility and the senior secured term loan are subject to cross default provisions with all other loans pursuant to which if the Company is in default of any other loan, the Company will immediately be in default of both the senior secured revolving credit facility and the senior secured term loan.

The Company continues to be actively engaged in identifying alternative sources of financing that include raising additional funds through public or private equity, the disposal of assets, and debt financing, including funding from governmental sources which may not be possible as the success of raising additional funds is beyond the Company’s control. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company or at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.

The Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months. If the Company does not maintain positive excess availability under its senior secured revolving credit facilities and the lenders exercise their right to demand repayment of balances owed under these credit facilities, the Company may be unable to obtain additional financing. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate.